Note 13 - Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending December 31,	Amount

2013	$102,576
2014	105,643
2015	90,225
Total	$298,444

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Year ending December 31,	Principal	Interest	Total
2013	$4,933	$501	$5,434
2014	3,951	125	4,076
	$8,884	$626	$9,510